Pension Commitments (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension Commitments [Abstract]
Expense	£ 2,523	£ 1,542
Contributions outstanding	£ 430	£ 349